Accrued Liabilities (Details) - Schedule of accrued liabilities - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Schedule of accrued liabilities [Abstract]
Accrued compensation expenses	$ 7,548	$ 3,802
Accrued interest	1,554	1,369
Accrued vendor payables	1,511	1,109
Accrued professional services	925	934
Other accrued liabilities	165	84
Total	$ 11,703	$ 7,298